Stockholders' equity and employee benefit plans (Employee Benefit Plans) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Stockholders' Equity and Employee Benefit Plans Disclosure [Abstract]
Employee contribution benefit plan expense	$ 2.2	$ 10.8	$ 8.2
Allowable purchase interval duration			6 months
Price per share to fair market value			85.00%